INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

10. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	March 31, 2026	March 31, 2025
	$	$
Licenses	15,303,921	15,423,921
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	17,489,168	17,609,168
Less: Accumulated amortization	(11,082,687)	(9,516,505)
	6,406,481	8,092,663

During the year ended March 31, 2026, the Company disposed of a license with a cost of $120,000 and accumulated amortization of $92,446 for proceeds of $35,000, of which $10,000 was received as a deposit during the year ended March 31, 2025. Accordingly, gain on disposal of assets for the year ended March 31, 2026, included $7,446. No intangible assets were disposed of during the year ended March 31, 2025.

During the year ended March 31, 2026, the Company recognized amortization expense on intangible assets of $1,658,628 (2025 - $1,607,574). Of the total amortization expense, $9,091 (2025 - $9,091) was allocated to inventory.

b) Goodwill

As at March 31, 2026, the Company had goodwill of $28,541,323 (March 31, 2025 - $28,541,323), which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified during the year ended March 31, 2026.